Restructuring and Other Items (Tables)	12 Months Ended
Dec. 31, 2012
Recognized Restructuring and Other Items
Restructuring and other items recognized during the year ended December 31, 2012 comprise:

	Year Ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	(in thousands)
Restructuring charges	$4,525	9,817	-
Other items	1,111	-	-

Net charge	$5,636	$9,817	-

Details of Movement in Restructuring Provisions Recognized
Details of the movement in this Restructuring Plan recognized during the year ended December 31, 2012 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognized	$3,394	$1,250	$4,644
Cash payments	(3,030)	(824)	(3,854)
Foreign exchange movement	(4)	-	(4)

Provision at December 31, 2012	$360	$426	$786

Prior Period Restructuring Charges
Details of the movement in the 2011 Restructuring Plans recognized during the years ended December 31, 2011 and December 31, 2012 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Q1 Plan - initial provision recognized	$3,956	$1,046	$5,002
Q3 Plan - initial provision recognized	3,880	935	4,815
Total provision recognized	$7,836	$1,981	$9,817

Cash payments	(5,438)	(251)	(5,689)
Property, plant and equipment write-off	-	(55)	(55)
Foreign exchange movement	(164)	(35)	(199)

Provision at December 31, 2011	$2,234	$1,640	$3,874

Cash payments	(2,146)	(1,203)	(3,349)
Amounts released	(32)	(95)	(127)
Property, plant and equipment write-off	-	(263)	(263)
Foreign exchange movement	(20)	25	5

Provision at December 31, 2012	$36	$104	$140